Computer hardware prepayments (Tables)	9 Months Ended
Mar. 31, 2025
Computer hardware prepayments [Abstract]
Mining Hardware Prepayments

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Non-current assets
Mining hardware prepayments	97,572	239,841

Total computer hardware prepayments (See note 13 - Property, plant and equipment)	97,572	239,841
Reconciliations

	Mining hardware prepayments	High-performance computing hardware prepayments	Total computer hardware prepayments (See note 13 - Property, plant and equipment)
	US$'000	US$'000	US$'000

Balance at 1 July 2024	239,841	-	239,841
Addition during the period	674,790	38,197	712,987
Transfer to property, plant and equipment	(809,516)	(36,522)	(846,038)
Transfer to other receivables	-	(1,675)	(1,675)
Transfer to profit and loss	(1,724)		(1,724)
Exchange differences	(5,819)	-	(5,819)
Balance at 31 March 2025	97,572	-	97,572